Other Current and Non-current Liabilities - Summary of Components of Other Current and Non-current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Current:
Accrued employees and directors' bonuses	¥ 10,648	¥ 12,302
Accrued vacations	7,123	6,459
Contract liabilities	5,684
Consumption tax payable	1,054	1,386
Deferred government subsidy income	275	317
Deferred revenue		1,360
Other advances received	816	4,412
Others	3,632	3,197
Total	29,232	29,433
Non-current:
Accrued sabbatical vacations	1,779	1,705
Contract liabilities	1,650
Deferred government subsidy income	1,292	1,589
Deferred revenue		2,002
Others	354	1,109
Total	¥ 5,075	¥ 6,405